LEASING - Right of Use Assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	SFr 1,367.9	SFr 1,262.5
Network
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,199.0	1,091.4
Land, buildings and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	SFr 168.9	SFr 171.1